MEEHAN MUTUAL FUNDS, INC.
Meehan Focus Fund

Supplement dated March 28, 2011
to the Prospectus dated March 1, 2011

The Prospectus for the Meehan Focus Fund is supplemented to replace all instances of the Fund’s website address, www.meehanfocusfund.com, with the Fund’s updated website address, www.meehanmutualfunds.com.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE